Schedule of Stock Options Granted to Employees and Directors (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 1	$ 10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 2	0.297
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 3	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 4	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 5	250,000
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 6	0.75
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 7	10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 8	0.186
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 9	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 10	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 11	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 12	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 13	10,565,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 14	0.313
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 15	10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 16	0.186
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 17	4,455,602
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 18	0.27
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 19	1,854,603
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 20	0.172
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 1		0.0001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 2		2,781,905
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 3		9.17
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 4		0.0001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 5		1,947,055
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 6		0.001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 7		3,338,285
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 8		9.17
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 9		0.001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 10		2,333,461
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 11		0.69
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 12		2,781,905
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 13		9.17
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 14		0.69
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 15		27,819
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 16		0.79
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 17		235,630
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 18		9.68
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 19		0.79
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 20		0
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 21		0.79
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 22		706,890
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 23		9.60
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 24		0.79
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 25		0
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 26		0.85
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 27		471,200
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 28		9.51
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 29		0.85
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 30		0
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 31		10,315,815
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 32		9.23
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 33		0.297
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 34		$ 4,308,335